Document and Entity Information	Jul. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2017
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Dec. 22, 2017
Document Effective Date	Dec. 22, 2017
Prospectus Date	Dec. 22, 2017